Taxation - Schedule of Current and Deferred Portion of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Current and Deferred Portion of Income Tax Expense [Abstract]
Current income tax expense	$ 5,793	$ 739,079
Deferred income tax expense	(403,485)	(63,827)
Total income tax expense	$ (397,692)	$ 675,252